BALANCE SHEETS (USD $)	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 1,497		$ 10		$ 10
Accounts Receivable
TOTAL CURRENT ASSETS	1,497		10		10
NON-CURRENT ASSETS:
Property and Equipment, net
TOTAL ASSETS	1,497		10		10
CURRENT LIABILITIES:
Accounts Payable	18,957		17,411		3,512
Related Party Advances	769
TOTAL CURRENT LIABILITIES	19,726		17,411		3,512
TOTAL LIABILITIES	19,726		17,411		3,512
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock, no par value, authorized 500,000,000 shares	376,700	[1]	351,700	[1],[2]	348,700	[2]
Accumulated deficit during the development stage	(394,929)		(369,101)		(352,202)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(18,229)		(17,401)		(3,502)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,497		$ 10		$ 10

[1]	Common Stock, no par value, authorized 500,000,000 shares 20,035,000 and 17,535,000 shares issued and outstanding as of September 30, 2014 and December 31, 2013 respectively
[2]	Common Stock, no par value, authorized 500,000,000 shares 17,535,000 and 17,435,000 shares issued and outstanding as of December 31, 2013 and 2012 respectively